TRADE RECEIVABLES AND OTHER ASSETS - Schedule of Trade Receivables By Denomination (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Aging [Line Items]
Trade receivables	$ 256	$ 222	$ 205
Pound sterling
Trade Receivables, Aging [Line Items]
Trade receivables	2	2	2
Euro
Trade Receivables, Aging [Line Items]
Trade receivables	13	13	16
U.S. dollar
Trade Receivables, Aging [Line Items]
Trade receivables	226	192	172
Other currencies
Trade Receivables, Aging [Line Items]
Trade receivables	$ 15	$ 15	$ 15